MINERAL PROPERTY INTERESTS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance at beginning	$ 32,501	$ 1
Acquisition costs	7,500	32,500
Balance at end	40,001	32,501
Acacia Property [Member]
Statement Line Items [Line Items]
Balance at beginning	7,500	0
Acquisition costs	7,500	7,500
Balance at end	15,000	7,500
Extra High Property [Member]
Statement Line Items [Line Items]
Balance at beginning	25,001	1
Acquisition costs	0	25,000
Balance at end	$ 25,001	$ 25,001